UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006

Check here if Amendment:    ;  Amendment Number:  __
  This Amendment (Check only one.)      is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Botti Brown Asset Management, LLC
Address:  101 California Street, Suite 4350
          San Francisco, CA 94111

Form 13F File Number:    28-05327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bridget Watkin
Title:    Chief Financial Officer
Phone:    415-675-3300

Signature, Place and Date of Signing:


/s/ Bridget Watkin            San Francisco, CA        May 5, 2006

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          53

Form 13F Information Table Value Total:      322566 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

NAME OF ISSUER                       TITLE OF      CUSIP          VALUE
SHARES    SH/  PUT/     INV. OTHER VOTING  AUTH
                                     CLASS                        X1000
PRN  CALL     DISC MGR    SOLE    SHR NONE

***CANWEST GLOBAL                   COMM       138906102        2429    287600
SH      Sole          287600
***MAX RE CAPITAL LTD               COMM       G6052F103        3063    128700
SH      Sole          128700
***QUEBECOR INC                     COMM       748193208       16218    717900
SH      Sole          717900
***QUINTANA MARITIME LTD            COMM       Y7169G109         947    107207
SH      Sole          107207
***TEEKAY SHIPPING CORP             COMM       Y8564W103       13823    372900
SH      Sole          372900
***TOMMY HILFIGER CORP-ORD          COMM       G8915Z102         247     15000
SH      Sole           15000
1ST SOURCE CORP                     COMM       336901103         516     17195
SH      Sole           17195
AMERICAN EAGLE OUTFITTERS INC       COMM       02553E106       26613    891264
SH      Sole          891264
ANAREN MICROWAVE INC                COMM       032744104         438     22500
SH      Sole           22500
ANHEUSER BUSCH COMPANIES INC        COMM       035229103        2468     57700
SH      Sole           57700
ARRHYTHMIA RESEARCH TECHNOLOGY      COMM       042698308         415     41300
SH      Sole           41300
ASPEN INSURANCE HOLDINGS            COMM       G05384105        6116    248000
SH      Sole          248000
BALDWIN & LYONS INC CL B            COMM       057755209        6746    254075
SH      Sole          254075
BANK OF AMERICA CORPORATION         COMM       060505104        3584     78700
SH      Sole           78700
BANKFINANCIAL CORP                  COMM       06643P104        1387     87132
SH      Sole           87132
CERES GROUP INC                     COMM       156772105         250     45350
SH      Sole           45350
CHARLES & COLVARD LTD               COMM       159765106        2748    253700
SH      Sole          253700
CITIGROUP INC                       COMM       172967101        3594     76100
SH      Sole           76100
COMMERCIAL CAP BANCORP INC          COMM       20162L105         422     30000
SH      Sole           30000
CONSECO INC                         COMM       208464883       11626    468400
SH      Sole          468400
CONSOLIDATED GRAPHICS INC           COMM       209341106       16004    307066
SH      Sole          307066
EDDIE BAUER HOLDINGS CORP           COMM       071625107       13296   1030663
SH      Sole         1030663
EMULEX CORP NEW                     COMM       292475209       21743   1272280
SH      Sole         1272280
ENDWAVE CORPORATION                 COMM       29264A206        2448    166610
SH      Sole          166610
FEDERAL AGRICULTURAL MORTGAGE       COMM       313148306         235      8000
SH      Sole            8000
FIRST AVE NETWORKS INC              COMM       31865X106        3404    386400
SH      Sole          386400
GREAT CANADIAN GAMING CORP          COMM       389914102       19928   1857100
SH      Sole         1857100
IMERGENT INC.                       COMM       45247Q100        6256    566700
SH      Sole          566700
IMPATH BANKRUPTCY LIQUIDATING       COMM       45256P100        1129    578900
SH      Sole          578900
INFOUSA INC NEW                     COMM       456818301        8536    657599
SH      Sole          657599
INTEL CORP                          COMM       458140100         469     24116
SH      Sole           24116
ITLA CAPITAL CORP                   COMM       450565106         569     11800
SH       Sole          11800
JDS UNIPHASE CORP                   COMM       46612J101         143     34200
SH       Sole          34200
LEAR SEATING CORP                   COMM       521865105        3546    200000
SH       Sole         200000
MBIA INC                            COMM       55262C100         631     10500
SH       Sole          10500
MI DEVELOPMENTS INC SUB VTG         COMM       55304X104       12526    358900
SH       Sole         358900
MICROSOFT CORP                      COMM       594918104        1813     66612
SH       Sole          66612
MOTIENT CORP                        COMM       619908304        3404    170200
SH       Sole         170200
NCO GROUP INC                       COMM       628858102       18395    774541
SH       Sole         774541
NEOMEDIA TECHNOLOGIES INC           COMM       640505103           9     25900
SH       Sole          25900
NUTRACEUTICAL INTL CORP             COMM       67060Y101        4384    290928
SH       Sole         290928
NYMAGIC INC                         COMM       629484106       17409    583621
SH       Sole         583621
OCWEN FINANCIAL CORP                COMM       675746101        4356    426200
SH       Sole         426200
ODYSSEY HEALTHCARE INC              COMM       67611V101         258     15000
SH       Sole          15000
OLD REPUBLIC INTERNATIONAL          COMM       680223104       13924    638125
SH       Sole         638125
PREMIERE GLOBAL SERVICES INC        COMM       740585104        5819    722840
SH       Sole         722840
RAE SYSTEMS INC                     COMM       75061P102        2600    728300
SH       Sole         728300
RESEARCH FRONTIERS INC              COMM       760911107        1078    279154
SH       Sole         279154
RESOURCE ASSET INVESTMENT TRUST     COMM       749227104         217      7700
SH       Sole           7700
TYCO INTERNATIONAL LTD NEW          COMM       902124106       17590    654400
SH       Sole         654400
UNITED AMERICA INDEMNITYD           COMM       90933T109       13703    598402
SH       Sole         598402
UTS COINMACH SVC CORP               COMM       19259W107        2828    173300
SH       Sole         173300
WHOLE FOODS MARKET INC              COMM       966837106         266      4000
SH       Sole           4000


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